CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net (Loss) Income	$ 6,931	$ (70)
Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities
Depreciation Costs	11,393	262
Amortization of Deferred Finance Costs	153	0
Overhaul of Engines Costs	(392)	0
Interest on time deposit	(68)	0
Foreign currency loss	430	0
Changes in Operating Assets and Liabilities:
Accounts Receivables	(1,943)	(1,160)
Inventory	84	(319)
Prepaid and Other Current Assets	(1,300)	(554)
Accounts Payable and Accrued Liabilities	1,798	720
Accounts Payable Related party	97	576
Net Cash (Used in) Provided by Operating Activities	17,183	(545)
Cash Flows from Investing Activities
Investment in Vessels	(133,279)	(133,027)
Deposit on Contracts paid	(15,176)	0
Cash placement in time deposit	(45,000)	0
Cash proceeds from time deposit	45,068	0
Net Cash Used in Investing Activities	(148,387)	(133,027)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	100,199	243,391
Proceeds from Use of Credit Facility	40,000	0
Repayments on Credit Facility	(40,000)	0
Credit Facility Costs	(765)	0
Dividends Paid	(31,221)	0
Net Cash Provided by Financing Activities	68,213	243,391
Net (Decrease)/Increase in Cash and Cash Equivalents	(62,991)	109,819
Effect of Exchange Rate on Cash and Cash Equivalents	(430)	0
Cash and Cash Equivalents at Beginning of Period	109,819	0
Cash and Cash Equivalents at the End of Year	46,398	109,819
Cash Paid for Interest	832	0
Cash Paid for Taxes	$ 0	$ 0